Schedule of loss on disposal (Details) - USD ($)		9 Months Ended
	Nov. 03, 2020	May 31, 2022
Eden Games SA [Member]
IfrsStatementLineItems [Line Items]
Cash consideration		$ 15,357,803
Total disposal consideration		15,357,803
Carrying amount of net assets sold		(577,106)
Carrying amount attributable to non-controlling interests		208,598
Loss on disposal before income tax and reclassification of foreign currency translation reserve		14,989,295
Reclassification of foreign currency translation reserve		139,122
Loss on disposal of Motorsports		$ 15,128,417
Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Accounts payable assumed	$ 101,322
Deferred purchase consideration of LGR	333,503
Fair value of contingent consideration	1,321,281
Total disposal consideration	1,756,106
Carrying amount of net assets sold	(2,334,303)
Loss on disposal before income tax and reclassification of foreign currency translation reserve	(578,197)
Reclassification of foreign currency translation reserve	(100,734)
Loss on disposal of Motorsports	$ (678,931)